Income Taxes (Tables)	6 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Company’s Continuing Operations in China and Consisted

Income taxes for the six months ended March 31, 2025 and 2024 are attributed to the Company’s continuing operations in China and consisted of:

	2025	2024
Current income tax	$-	$-
Deferred income tax expense (benefit)	(85,255)	24,805
Total income tax expense (benefit)	$(85,255)	$24,805

Schedule of Income Tax Expense

Income tax expense reconciliation are as follows:

	2025	2024
Income before taxes	$65,532	$840,527
PRC EIT tax rates	15%	15%
Tax at the PRC EIT tax rates	$9,830	126,079
Rate differences in various jurisdictions	50,570	45,789
Tax effect of R&D expenses deduction	(160,183)	(182,476)
Tax effect of non-taxable investment income and government grant		-
Tax effect of non-deductible expenses	14,529	35,413
Income tax expenses (benefits)	$(85,255)	$24,805

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Asset

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at March 31, 2025 and September 30, 2024 are presented below:

	March 31, 2025	September 30, 2024
Deferred tax assets:
Allowance for expected credit losses	$196,301	$202,245
Allowance for bad debt	29,187	47,416
Loss carryforward	402,395	318,856
DTA allowance	(10,209)	(17,643)
Total	$617,674	$550,874

Schedule of Tax Payables

Taxes payable consist of the following:

	March 31, 2025	September 30, 2024
Income tax payable	$2,869,955	$3,318,644
VAT and tax payable (receivable)	(103,090)	325,521
Total tax payable	$2,766,865	$3,644,165